BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 97.0%				$1,321,504,629
(COST $1,518,991,475)

Asset-Backed Securities - 14.3%				194,973,010
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	271,361	260,507
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	5,692,619	5,694,161
AASET Trust, Series 2024-1A A1 (h)	6.261	05/16/49	1,975,140	2,040,268
American Airlines, Series 2017-1 A	4.000	08/15/30	200,568	187,563
Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,749,274
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	3,177,160	3,151,076
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	916,900	906,933
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	4,483,152	4,389,440
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	640,450	624,447
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	2,589,844	2,369,792
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	1,676,110	1,605,709
Centerline Logistics Corp., Series CLC 2023-1 A2 (h)	9.750	12/15/27	7,324,256	7,508,889
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,243,613	23,056,176
Continental Airlines, Series 2012-2 A	4.000	04/29/26	907,938	904,975
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)(h)	6.213	02/15/40	769,345	653,943
ECAF I Ltd., Series 2015-1A A2 (h)(i)	4.947	06/15/40	6,805,114	4,491,457
ECAF I Ltd., Series 2015-1A B1 (h)(i)	5.802	06/15/40	19,177,362	5,849,556
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	2,888,439	2,600,090
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,610,000	9,919,775
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	1,702,511
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	2,552,194	2,360,775
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	7,009,399	2,891,377
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	745,359	701,845
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	1,920,327	1,768,735
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	10,966,239
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	1,256,875	1,181,676
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	1,928,838	1,446,629
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	26,283,946
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	3,581,927
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	353,573	342,089
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	12,723,902	8,242,925
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,657,035	8,579,034
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,085,984
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	3,962,313	3,645,407
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	3,836,109	1,501,453
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	2,512,574	2,085,512
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,268,599
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	6,170,253	5,868,260
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	3,083,900	2,906,684
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	11,003,653	10,748,877
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	2,826,258
United Air Lines, Series 2020-1 A	5.875	04/15/29	2,514,729	2,561,508
US Airways, Series 2012-1 A	5.900	04/01/26	1,669,971	1,669,757
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	1,376,023	1,265,941
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	4,601,321	4,525,031

Commercial Mortgage-Backed Securities - 15.0%				204,179,449
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	3,000,000	2,684,659
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 1.26448%), floor 1.150%) (d)(h)	6.601	06/15/31	5,608,848	5,381,690
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.606	11/10/48	7,000,000	4,609,648
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.904	02/10/49	5,000,000	4,059,240
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	2,639,904
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.867	04/10/47	5,000,000	4,643,510
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(h)	4.865	08/10/47	9,740,000	4,358,469
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,158,102
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.733	09/10/47	6,500,000	5,902,359
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.416	02/10/48	540,000	474,546
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.414	07/10/50	2,500,000	2,193,068
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.570	12/15/49	3,000,000	2,503,583
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.355	04/15/50	1,780,000	1,550,359
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,634,380
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.311	06/15/57	3,579,000	3,066,760
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.242	08/15/48	3,905,000	3,514,154
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.492	08/15/48	5,795,000	3,944,881
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,317,904
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.268	05/10/44	4,197,000	3,189,804
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.573	09/10/47	4,340,000	3,920,434
GS Mortgage Securities Trust, Series 2018-3PCK A (1 times (TSFR1M + 2.06448%), floor 1.950%) (d)(h)	7.151	09/15/31	2,419,538	2,406,312
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	4,318,031
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	2,870,750	2,684,151
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,140,000
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.686	12/15/47	1,622,927	1,493,093
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(h)(i)	4.682	07/15/47	5,000,000	3,117,500
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.071	07/15/45	2,863,328	2,627,704
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.173	08/15/46	3,038,265	2,795,204
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.687	02/15/47	5,060,000	4,650,595
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(h)	4.649	09/15/47	4,966,000	2,933,416
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,298,607
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.250	10/15/48	5,496,426	5,004,222
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	401,296
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.115	07/15/46	2,750,000	2,283,600
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.213	08/15/46	4,728,197	4,177,551
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.964	10/15/46	1,838,507	1,691,427
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.875	06/15/47	7,015,936	6,063,742
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.258	03/15/48	8,000,000	7,143,213
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.337	04/15/48	5,000,000	3,036,737
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.385	06/15/44	453,105	432,716
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.729	12/15/48	6,500,000	5,763,148
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.262	12/15/49	5,000,000	3,554,202
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,187,999
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.746	11/15/48	5,000,000	4,708,383
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,342,554
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.692	09/15/58	800,000	764,734
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.593	09/15/48	5,000,000	4,327,130
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.253	11/15/59	3,000,000	2,480,028
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.921%), floor 0.875%) (d)(h)	6.258	12/15/34	1,625,000	1,478,545
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	952,743	857,469
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.457	12/15/45	7,000,000	5,499,239
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.841	06/15/46	1,500,000	1,316,250
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.327	08/15/46	3,800,000	3,325,000
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,711,250
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,754,300
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	3,987,001
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.633	06/05/35	2,900,000	2,675,646

Convertible Bonds - 0.0%^				100,000
FedNat Holding Co. (e)(f)(h)(i)(j)	5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 63.1%				858,491,615
3M Co.	2.650	04/15/25	500,000	493,272
3M Co. (TSFR3M - 0.08839%) (d)	5.259	12/21/40	1,813,000	1,774,929
3M Co. (TSFR3M - 0.08839%) (d)	5.251	12/15/44	1,350,000	1,343,164
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,717,522
A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,415,257
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,742,938
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650	10/29/24	468,000	464,981
Albemarle Corp.	5.050	06/01/32	750,000	741,802
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,343,528
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	9,754,178
American Coastal Insurance Corp. (c)	7.250	12/15/27	2,250,000	2,109,961
American Tower Corp.	4.000	06/01/25	2,000,000	1,982,900
Amgen Inc.	1.900	02/21/25	1,613,000	1,587,903
AOL Time Warner Inc.	7.625	04/15/31	1,200,000	1,290,834
Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	9,907,244
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	990,724
Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	1,920,000
Arrow Electronics, Inc.	4.000	04/01/25	250,000	247,997
Arrow Electronics, Inc.	5.875	04/10/34	3,000,000	3,070,923
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)	7.981	12/15/66	20,606,000	19,820,491
AT&T Inc.	7.700	05/01/32	1,000,000	1,158,697
Avnet, Inc.	6.250	03/15/28	2,000,000	2,087,744
Avnet, Inc.	3.000	05/15/31	580,000	503,878
Avnet, Inc.	5.500	06/01/32	2,700,000	2,694,417
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,360,000
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(g)	6.001	09/16/24	1,950,000	1,626,256
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (d)	4.375	10/30/30	12,500,000	11,338,410
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	537,040
Bank of Montreal (6.699% to 08/25/29, then H15T5Y + 2.979%) (d)(g)	6.699	02/25/25	6,977,000	6,904,319
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	962,500
Baxter Int'l. Inc.	2.539	02/01/32	1,000,000	853,335
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M + 4.335%) (d)(h)	5.625	10/15/29	3,000,000	2,937,610
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	7,360,200
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (d)(h)	9.250	09/01/34	5,000,000	4,944,195
Berry Global, Inc.	5.500	04/15/28	3,550,000	3,603,225
Boeing Co.	5.150	05/01/30	2,300,000	2,294,046
Boeing Co.	6.125	02/15/33	1,000,000	1,042,176
Boeing Co.	3.300	03/01/35	1,110,000	877,464
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	9,695,703
Boston Properties LP	3.650	02/01/26	1,213,000	1,186,057
Boston Properties LP	3.250	01/30/31	4,085,000	3,593,476
Brandywine Operating Partnership, L.P.	3.950	11/15/27	3,000,000	2,810,599
Brandywine Operating Partnership, L.P. (c)	8.050	03/15/28	533,000	567,158
Brandywine Operating Partnership, L.P.	4.550	10/01/29	300,000	274,975
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,511,035
Brunswick Corp.	2.400	08/18/31	1,000,000	826,600
Brunswick Corp.	4.400	09/15/32	1,850,000	1,720,407
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	11,643,128
Cabot Corp.	3.400	09/15/26	732,000	711,216
Carrington Holding Co., LLC (h)	9.250	05/15/29	5,000,000	5,030,852
Carrington Holding Co., LLC (h)	9.750	05/15/31	5,000,000	5,074,002
CDW LLC / CDW Finance Corp.	3.569	12/01/31	1,000,000	901,433
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,505,371
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,403,703
Choice Hotels Int'l., Inc.	3.700	01/15/31	600,000	548,179
Choice Hotels Int'l., Inc.	5.850	08/01/34	250,000	256,029
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/28	740,000	628,849
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/15/28	245,000	212,320
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/23/29	1,152,000	941,498
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	579,782
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/33	1,394,000	1,021,147
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/20/33	2,863,000	2,067,186
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	5.883	08/25/36	868,000	739,979
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	5.280	04/04/45	448,000	445,192
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	5.304	12/04/46	1,375,000	1,355,229
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)	5.332	08/25/33	8,000,000	7,405,165
Comerica Inc.	4.000	02/01/29	2,000,000	1,907,468
Concentrix Corp.	6.850	08/02/33	6,043,000	6,314,085
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	4,750,000
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,624,163
Cox Communications, Inc.	7.625	06/15/25	3,565,000	3,618,595
Crown Capital Holdings LLC (e)(f)(h)(i)	12.500	01/15/25	7,000,000	4,480,000
Crown Castle Inc.	3.300	07/01/30	1,217,000	1,122,549
Darden Restaurants, Inc.	6.300	10/10/33	2,000,000	2,143,406
Dentsply Sirona Inc.	3.250	06/01/30	5,000,000	4,544,250
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,045,462
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	467,537
Dominion Energy Gas Holdings, LLC	2.500	11/15/24	1,114,000	1,107,134
Enact Holdings, Inc.	6.250	05/28/29	500,000	515,608
Enstar Group Ltd.	3.100	09/01/31	6,012,000	5,112,520
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)	8.385	06/01/67	8,538,000	8,505,004
EPR Properties	3.600	11/15/31	250,000	220,093
Equifax Inc.	2.600	12/01/24	2,243,000	2,227,091
EverBank Financial Corp. (TSFR3M + 4.96561%) (d)	10.305	03/15/26	4,000,000	3,967,165
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (d)(h)	8.375	09/01/34	4,000,000	4,020,000
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	7.765	05/01/67	17,705,000	17,121,534
F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M + 4.840%) (d)(h)	5.950	09/17/29	9,000,000	8,595,000
FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(h)	9.353	10/15/28	6,500,000	6,371,673
Fidelity Federal Bancorp (6.000% to 11/01/24, then TSFR3M + 4.650%) (d)(h)	6.000	11/01/29	7,000,000	6,720,000
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(g)	8.722	09/30/24	7,748,000	7,708,057
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	2,910,269
Flex Ltd.	4.750	06/15/25	1,000,000	995,678
Flex Ltd.	6.000	01/15/28	500,000	515,867
Flex Ltd.	4.875	06/15/29	250,000	248,901
Flowserve Corp.	3.500	10/01/30	899,000	830,473
FMC Corp.	5.150	05/18/26	825,000	829,986
FNB Corp.	4.875	10/02/25	2,000,000	1,974,857
FNB Corp. (TSFR3M + 3.28161%) (d)(h)	8.620	12/06/28	3,000,000	2,879,751
FPL Group, Inc. (TSFR3M + 2.32911%) (d)	7.661	10/01/66	9,285,000	8,872,792
GE Capital Funding, LLC	3.450	05/15/25	200,000	197,378
Genpact Luxembourg Sarl	3.375	12/01/24	1,759,000	1,747,853
Georgia-Pacific LLC	7.375	12/01/25	421,000	434,939
Global Payments Inc.	2.900	05/15/30	1,000,000	900,259
Global Payments Inc.	2.900	11/15/31	1,154,000	1,005,145
GLP Capital L.P. / GLP Financing II, Inc.	5.250	06/01/25	500,000	498,732
Great Ajax Operating Partnership L.P. (h)	8.875	09/01/27	3,500,000	3,357,062
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	2,210,000
Hasbro, Inc.	3.000	11/19/24	500,000	496,737
Hasbro, Inc.	3.550	11/19/26	250,000	243,193
HCA Inc.	5.250	06/15/26	2,000,000	2,006,951
HCA Inc.	7.500	11/06/33	1,562,000	1,792,284
Healthcare Realty Holdings LP	2.050	03/15/31	850,000	689,665
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,622,259
Highwoods Realty L.P.	7.650	02/01/34	3,000,000	3,373,630
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)	5.750	05/15/30	8,000,000	7,880,000
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,750,000	6,613,572
Humana Inc.	5.375	04/15/31	2,000,000	2,048,418
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,815,090
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,479,296
Illumina, Inc.	5.800	12/12/25	2,000,000	2,019,629
Independent Bank Group, Inc. (4.000% to 09/15/25, then TSFR3M + 3.885%) (d)	4.000	09/15/30	2,000,000	1,903,022
Intel Corp.	3.700	07/29/25	2,000,000	1,972,880
International Business Machines Corp.	4.000	07/27/25	2,000,000	1,987,934
Jabil Inc.	3.950	01/12/28	2,250,000	2,186,359
JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,912,017
Juniper Networks, Inc.	1.200	12/10/25	2,000,000	1,907,094
KeyBank N.A.	4.900	08/08/32	7,000,000	6,641,653
Kilroy Realty, L.P.	2.650	11/15/33	741,000	567,992
Leggett & Platt, Inc.	4.400	03/15/29	5,565,000	5,287,360
Lincoln National Corp. (TSFR3M + 2.61911%) (d)	7.721	05/17/66	29,378,000	23,025,008
Lincoln National Corp. (TSFR3M + 2.30161%) (d)	7.584	04/20/67	25,384,000	19,254,973
LKQ Corp.	6.250	06/15/33	1,875,000	1,970,471
Manufacturers & Traders Trust Co.	5.400	11/21/25	1,000,000	1,002,533
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	6,015,995
MasTec, Inc.	5.900	06/15/29	5,000,000	5,173,070
Medallion Financial Corp. (h)	9.250	09/30/28	5,000,000	5,012,500
Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)	5.375	12/30/29	10,000,000	9,650,000
Midland States Bancorp, Inc. (5.000% to 09/30/24, then TSFR3M + 3.610%) (d)	5.000	09/30/29	5,500,000	5,307,500
Minnwest Corp. (TSFR3M + 3.24161%) (d)(h)	8.543	07/15/28	6,000,000	5,766,876
MS Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,839,039
National Health Investors, Inc.	3.000	02/01/31	1,800,000	1,548,892
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,717,395
Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	9,700,000
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	970,000
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(h)	10.178	09/30/27	5,000,000	4,902,055
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,553,587
NextEra Energy Capital Holdings, Inc.	6.051	03/01/25	4,105,000	4,122,758
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (d)(h)	9.000	09/01/34	3,000,000	2,989,866
Northpointe Bank (TSFR3M + 4.02661%) (d)(h)	9.358	10/01/28	5,000,000	4,891,411
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)	5.250	05/15/30	6,000,000	5,820,537
Office Properties Income Trust	4.500	02/01/25	100,000	84,476
Omega Healthcare Investors, Inc.	4.500	01/15/25	500,000	497,868
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,069,604
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,277,679
Omega Healthcare Investors, Inc.	3.250	04/15/33	1,000,000	846,502
Oracle Corp.	2.950	11/15/24	200,000	199,026
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,394,846
Orrstown Financial Services, Inc. (3 month LIBOR + 3.160%) (d)	8.753	12/30/28	1,750,000	1,706,646
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	4,827,877
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	9,946,484
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	8,300,067
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	9,179,331
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (d)	3.500	12/30/30	3,000,000	2,640,905
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(h)	9.980	02/15/29	3,000,000	2,892,756
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,858,335
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,674,200
Pilgrim's Pride Corp.	4.250	04/15/31	2,450,000	2,309,492
Pilgrim's Pride Corp.	3.500	03/01/32	2,750,000	2,433,992
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	4,982,755
Polaris Inc.	6.950	03/15/29	4,750,000	5,094,081
Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	4,902,801
Ready Capital Corp.	6.125	04/30/25	5,000,000	4,938,432
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,608,452
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,368,943
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)	8.266	12/15/65	20,448,000	20,090,879
Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)	5.125	12/15/29	13,000,000	12,918,334
RenaissanceRe Finance Inc.	3.700	04/01/25	625,000	618,728
Retail Opportunity Investments Partnership, LP	4.000	12/15/24	410,000	407,940
Sabra Health Care LP	3.200	12/01/31	3,050,000	2,646,552
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,411,450
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	477,599
Signature Bank New York (e)(f)	4.000	10/15/30	4,295,000	2,445,294
Sonoco Products Co.	1.800	02/01/25	2,000,000	1,968,397
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,592,327
Southern National Bancorp of Virginia, Inc. (TSFR3M + 4.21161%) (d)(h)	9.467	01/31/27	2,000,000	1,943,772
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,880,044
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	672,689
Sprint LLC	7.625	02/15/25	5,000,000	5,014,515
Stanley Black & Decker Inc.	6.272	03/06/26	3,000,000	2,996,888
Synchrony Bank	5.400	08/22/25	1,000,000	1,000,714
Synchrony Financial	4.875	06/13/25	2,576,000	2,564,946
Tapestry, Inc.	7.000	11/27/26	1,000,000	1,031,485
Texas State Bankshares, Inc. (3 month LIBOR + 3.550%, floor 3.550%) (d)(h)	9.151	06/15/29	4,000,000	3,880,906
Textron Inc.	6.100	11/15/33	1,850,000	1,976,067
Time Warner Cable Enterprises LLC	8.375	07/15/33	150,000	170,893
Time Warner Inc.	7.700	05/01/32	2,500,000	2,724,012
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	2,966,503
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)	7.590	05/15/67	22,423,000	19,760,673
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,865,000
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	10,638,333
Truist Financial Corp. (TSFR3M + 3.36361%) (d)(g)	8.703	12/15/24	3,000,000	3,014,004
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	03/01/25	10,552,000	10,421,025
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,801,960
Unum Group	3.875	11/05/25	830,000	819,774
Upjohn Inc.	2.700	06/22/30	6,450,000	5,678,050
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(h)	9.228	09/01/28	6,000,000	5,757,290
V.F. Corp.	2.400	04/23/25	1,000,000	979,914
V.F. Corp.	2.800	04/23/27	5,967,000	5,585,703
Valero Energy Corp.	3.650	03/15/25	2,836,000	2,812,295
Valley National Bancorp	4.550	06/30/25	8,000,000	7,870,931
VeriSign, Inc.	2.700	06/15/31	1,000,000	868,433
VMware LLC	4.500	05/15/25	2,000,000	1,992,079
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then TSFR3M + 4.365%) (d)(h)	5.750	11/15/29	9,000,000	8,815,336
Warnermedia Holdings, Inc.	4.279	03/15/32	2,950,000	2,580,978
Washington Gas Light Co.	5.440	08/11/25	3,700,000	3,704,362
Waypoint Residential LLC (c)(h)(i)	13.000	12/15/26	10,000,000	7,363,255
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)	4.000	12/30/29	9,700,000	8,919,484
WEC Energy Group, Inc. (TSFR3M + 2.37411%) (d)	7.492	05/15/67	570,000	554,506
Wingspire Equipment Finance LLC (h)	6.000	06/30/26	6,000,000	5,689,121
Zimmer Biomet Holdings, Inc.	1.450	11/22/24	500,000	495,122
Zions Bancorp	3.250	10/29/29	9,092,000	7,965,336

Residential Mortgage-Backed Securities - 0.0%^				122,906
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	131,883	122,906

Taxable Municipal Bonds - 0.0%^				305,303
Summit County OH Development Finance Authority	6.250	05/15/26	305,000	305,303

U.S. Government & Agency Securities - 1.8%				24,832,305
U.S. Treasury Bonds	4.500	11/30/24	15,000,000	14,982,070
U.S. Treasury Bonds	1.500	02/15/25	10,000,000	9,850,235

U.S. Government Agency Mortgage-Backed Securities - 2.8%				38,500,041
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,339,535	342,840
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	7,288	7,245
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times (SOFR30A + 6.61448%), floor 0.000%, cap 6.500%) (d)	1.037	03/25/42	5,024,601	663,310
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	1,485,208	31,979
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times (SOFR30A + 6.26448%), floor 0.000%, cap 6.150%) (d)	0.687	03/25/43	1,681,282	176,600
Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	896,643	25,665
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	974,916	47,571
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	2,356,699	72,310
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times (SOFR30A + 5.28448%), floor 0.000%, cap 5.170%) (d)(e)	0.000	09/25/43	7,085,414	880,463
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	723,647	57,649
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	466,937	18,525
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,165,553	1,896,044
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,673,303	1,437,187
Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	25,142	22,025
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,310,979	1,123,243
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	1,900,302	30,006
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)(e)	0.000	10/15/42	4,310,747	296,756
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	674,269	11,642
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	651,136	10,480
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	735,896	66,908
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times (SOFR30A + 6.81448%), floor 0.000%, cap 6.700%) (d)	1.232	02/15/42	620,657	69,975
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	3,917,361	413,570
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,866	393,475
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,257,430	1,729,267
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	539,133	326,315
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,413,376	849,992
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,406,069	1,846,744
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,498,985	2,911,443
Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	253,816	101,353
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	4,932	5,104
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.218	04/16/53	9,913,433	20,316
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.353	10/16/56	7,541,889	77,532
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	1,305,324	56,922
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	415,622	5,445
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	83,754	1,145
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	159,023	13,163
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	187,911	33,137
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	172,618	9,363
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	121,408	2,984
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	171,905	6,061
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	0.600	03/20/48	3,801,236	357,371
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,017,131	430,289
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,644,084	716,310
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	319,567
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,613,619	1,888,227
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,224,758	630,394
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,374,718	2,953,140
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	6,985,513	4,256,153
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,289,451	1,952,525
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,211,935	1,437,914
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	728,208	384,087
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,413,415	2,235,679
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,117,963	1,969,730
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,924,184	2,349,633
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	527,268

SHORT-TERM INVESTMENTS - 1.1%				14,957,921
(COST $14,953,860)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	5.217		100,000	100,000

U.S. Government & Agency Securities - 1.1%			Principal Amount	14,857,921
U.S. Treasury Bills (b)	5.182	10/01/24	5,000,000	4,978,354
U.S. Treasury Bills (b)	5.131	10/29/24	5,000,000	4,959,898
U.S. Treasury Bills (b)	4.837	01/02/25	5,000,000	4,919,669

TOTAL INVESTMENTS - 98.1% (COST 1,533,945,335)				1,336,462,550

NET OTHER ASSETS AND LIABILITIES - 1.9%				25,240,316

NET ASSETS - 100.0%				$1,361,702,866

a)	Rate shown represents the 7-day yield at August 31, 2024.
b)	Rate shown represents the current yield for U.S. Treasury Bills at August 31, 2024.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2024.
 For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Perpetual maturity. Date shown represents next contractual call date.
h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At August 31, 2024, the aggregate value of these securities was $464,090,309, representing 34.08% of net assets.

i)	Illiquid security at August 31, 2024. At August 31, 2024, the aggregate value of these securities was $27,243,221, representing 2.00% of net assets.
j)
Level 3 security as described in the accompanying notes.  Securities valued using unadjusted broker quotes from brokers or pricing services.  Such values are based on unobservable inputs. At August 31, 2024, the aggregate value of these securities was $440,000, representing 0.03% of net assets.

^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

CDFI	Community Development Financial Institution
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

LIBOR DISCONTINUATION RISK
The London Interbank Offered Rate (“LIBOR”) ceased to be available on June 30, 2023, with the exception of certain
LIBOR settings being provided on a temporary, “synthetic” basis for use in legacy contracts for a period of 15 months to aid with the transition. Many financial instruments use or used a floating rate based on the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. The full impact of transitioning to replacement rates remains unclear. As such, the impact of the transition away from LIBOR on the Bond Fund and the financial instruments in which the Bond Fund invests cannot yet be fully determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Bond Fund’s performance and/or net asset value. Furthermore, the risks associated with the discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner, i.e., prior to the end of the 15-month transition period.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) - Facilitation of
the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of certain tenors of the LIBOR and other LIBOR-based reference rates. The temporary relief provided by ASU 2020-04 was initially effective for certain reference rate-related contract modifications that occurred during the period from March 12, 2020 through December 31, 2022. The FASB subsequently issued an update deferring the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. Management has determined that the impact of implementing ASU 2020-04 will not have a material effect on the Bond Fund.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$ -	$ 194,973,010	$ -	$ 194,973,010
Commercial mortgage-backed securities	–	204,179,449	–	204,179,449
Convertible bonds	–	–	100,000	100,000
Corporate bonds	–	858,151,615	340,000	858,491,615
Residential mortgage-backed securities	–	122,906	–	122,906
Taxable municipal bonds	–	305,303	–	305,303
U.S. government & agency securities	–	24,832,305	–	24,832,305
U.S. government agency mortgage-backed securities	–	38,500,041	–	38,500,041
Total bonds	–	1,321,064,629	440,000	1,321,504,629
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	14,857,921	–	14,857,921
Total short-term investments	100,000	14,857,921	–	14,957,921
Total investments	$ 100,000	$ 1,335,922,550	$ 440,000	$1,336,462,550

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of August 31, 2024 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2023	$ 100,000	$ 340,000	$ 440,000
Purchases	-	-	-
Sales	-	-	-
Net realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)	-	-	-
Accrued interest	-	-	-
Transfers into level 3	-	-	-
Transfers out of level 3	-	-	-
Balance as of August 31, 2024	$ 100,000	$ 340,000	$ 440,000

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENT
August 31, 2024

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.